Business combinations	12 Months Ended
Mar. 31, 2021
Business combinations
Business combinations

4.Business combinations

Acquisition of a Subsidiary

In April 2018, the Company purchased a 24.9% stake in Lauda for €15m consideration. This investment was accounted for using the equity method. In August 2018, the Company acquired a further 50.1% of the shares and voting interests in Lauda. As a result, the Group’s equity interest increased from 24.9% to 75%, with a put option over the remaining 25%. From this date, the Group had a controlling interest and Lauda has been accounted for as a consolidated subsidiary. In December 2018, the Company subsequently exercised the put option and increased its holding in Lauda to 100%.

As part of purchase accounting, Ryanair recognized a gain on sale of associate of €6m within the consolidated income statement. The put option over the remaining 25% ownership interest in Lauda was accounted for under the anticipated acquisition method i.e. the 25% residual interest was deemed to have been acquired at the date of acquisition and the financial liability arising from the put option was included in the consideration transferred at its fair value of €6m (see table below). Lauda provided the Group access to valuable landing slots at slot constrained airports in Germany, Austria and Spain.

The following table summarizes the fair value of assets acquired, and liabilities assumed at the date of acquisition of control and the consideration transferred to acquire control of Lauda.

Consideration transferred and assets and liabilities assumed

Year ended
March 31,
2019
€M
Consideration:
Fair value of cash consideration	26.0
Fair value of put option for remaining 25% of Lauda	6.0
Fair value of existing 24.9% equity interest	6.0
Settlement of pre-existing loans	60.5
98.5

Net assets acquired:
Intangible assets	99.6
Cash and cash equivalents	7.0
Trade receivables	38.5
Inventories	3.4
Property, plant and equipment	1.4
Other assets	0.1
Accrued expenses and other liabilities	(42.1)
Trade payables	(9.1)
Current tax	(0.3)
98.5

The excess of the purchase consideration over the acquired assets and assumed liabilities, was entirely attributable to the value of identifiable intangible assets acquired, being the landing slots. Accordingly, no goodwill was recognized in respect of the Lauda acquisition. Further, no contingent liabilities were recognized in respect of the Lauda acquisition.

In the year ended March 31, 2019, Lauda contributed revenue of approximately €135m and an operating loss of approximately €173m to the Group’s results. Ryanair also recognized approximately €16m in share of losses in associate prior to consolidation of Lauda in August 2018, and recognized a deferred tax credit of approximately €43m relating to the recognition of a deferred tax asset in respect of Lauda’s post-acquisition losses.